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                              [LOGO] NATIONWIDE(R)

                                       MFS
                                    VARIABLE
                                     ACCOUNT

                                  Annual Report
                                       to
                                 Contract Owners
                                December 31,2002

                        NATIONWIDE LIFE INSURANCE COMPANY
                           HOME OFFICE:COLUMBUS, OHIO
                                 APO-719-12/02

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                              [LOGO] NATIONWIDE(R)

                        NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                                    [PHOTO]

                               PRESIDENT'S MESSAGE

We are pleased to bring you the 2002 annual report of the MFS Variable Account.

Despite coming off a third straight year of disappointment in the equity markets, we believe an optimistic outlook is not unfounded. To state the obvious, time should be in our favor; unbroken bear markets of this duration are highly unusual from a historical perspective. Equity valuations have come down mainly as a result of price contraction rather than earnings contraction. This is highly significant as earnings prospects brighten and comparisons to prior periods become easier. Corporate scandals took their toll in 2002, but the general absence of new revelations of wrongdoing is encouraging. The recent pullback in the U.S. dollar bodes well for export businesses and the improved profit picture this portends. With respect to international tensions and continued anxiety over unspecified terrorist threats, unfolding events and the passage of time are slowly eroding even that uncertain overhang. Finally, there are substantial assets on the sidelines waiting for the "right time" to reenter the equity markets. We don't know the date that will mark the "right time," but we do know that eventually the bull will resume his run.

Despite tough market conditions and a tepid economic environment, Nationwide Life moves into 2003 a financially strong and viable company. We continue to invest in the development of new investment products and improved service delivery to help you meet your financial planning and retirement savings needs. We sincerely appreciate your business and look forward to a long and mutually rewarding association with you, our valued customer.


                              /s/ Joseph J. Gasper
                           --------------------------
                           Joseph J. Gasper, President
                                February 24, 2003

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How to Read the Annual Report

This annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the MFS Variable Account. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-848-6331 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.nwservicecenter.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

The Annual Report has four major financial sections:

Statement of Assets, Liabilities and Contract Owners' Equity

This statement begins on page 5 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on December 31, 2002. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the Total investments of the variable account.

Accounts receivable, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal Total assets of the variable account.

Accounts payable, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments.

The Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals Contract owners' equity. A summary of Contract owners' equity by fund series may be found on page 13. This summary also includes certain performance measures for each fund series for the periods indicated.

Statements of Operations, Statements of Changes in Contract Owners' Equity

These statements begin on page 6 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The Statements of Operations show income and expenses to the variable account from Investment activity for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The Statements of Changes in Contract Owners' Equity includes Investment activity for income and expenses shown on the Statements of Operations. In addition, the Equity transactions section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as related contract level charges. The sum of the above two sections represents the Net change in contract owners' equity which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

The Changes in Units section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

Notes to Financial Statements, beginning on page 10, provide further disclosures about the variable account and its underlying contract provisions.

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================================================================================

                              MFS VARIABLE ACCOUNT
          STATEMENT OF ASSETS,LIABILITIES AND CONTRACT OWNERS' EQUITY
                                December 31,2002

Assets:
   Investments at fair value:

      Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
         942,978 shares (cost $942,978) ........................................   $    942,978

      Massachusetts Investors Growth Stock Fund - Class A (MFSGrStk)
         3,308,464 shares (cost $56,423,982) ...................................     30,537,121

      Massachusetts Investors Trust - Class A (MFSInvTr)
         1,451,003 shares (cost $26,621,975) ...................................     18,674,403

      MFS(R)Bond Fund - Class A (MFSBdFd)
         1,660,360 shares (cost $21,057,432) ...................................     21,003,550

      MFS(R)Emerging Growth Fund - Class A (MFSEmGro)
         243,394 shares (cost $12,563,065) .....................................      5,220,793

      MFS(R)Growth Opportunities Fund - Class A (MFSGrOpp)
         7,414,537 shares (cost $101,870,200) ..................................     46,266,713

      MFS(R)High Income Fund - Class A (MFSHiInc)
         3,600,300 shares (cost $15,592,869) ...................................     12,601,048

      MFS(R)Research Fund - Class A (MFSRsrch)
         1,236,073 shares (cost $28,865,568) ...................................     17,478,075

      MFS(R)Series Trust IV - MFS(R)Money Market Fund (MFSMyMkt)
         31,450,852 shares (cost $31,450,852) ..................................     31,450,852

      MFS(R)Strategic Income Fund - Class A (MFSStratIncA)
         354,864 shares (cost $2,284,475) ......................................      2,260,484

      MFS(R)Total Return Fund - Class A (MFSTotRe)
         2,855,606 shares (cost $42,591,573) ...................................     37,893,887
                                                                                   ------------
            Total investments ..................................................    224,329,904

   Accounts receivable .........................................................        237,863
                                                                                   ------------
            Total assets .......................................................    224,567,767

Accounts payable ...............................................................             --
                                                                                   ------------
Contract owners' equity (note 4) ...............................................   $224,567,767
                                                                                   ============

See accompanying notes to financial statements.

================================================================================

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================================================================================

MFS VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS
Year Ended December 31, 2002

                                                              Total      GVITMyMkt     MFSGrStk     MFSInvTr
                                                          ------------   ---------   -----------   ----------
Investment activity:
   Reinvested dividends................................   $  4,393,650      12,021            --      100,206
   Mortality and expense risk charges (note 2).........     (3,448,300)    (13,033)     (530,284)    (299,924)
                                                          ------------    --------   -----------   ----------
      Net investment income (loss).....................        945,350      (1,012)     (530,284)    (199,718)
                                                          ------------    --------   -----------   ----------

   Proceeds from mutual fund shares sold...............     55,824,735     236,728     9,537,354    4,391,649
   Cost of mutual fund shares sold.....................    (70,809,866)   (236,728)  (11,499,498)  (4,443,808)
                                                          ------------    --------   -----------   ----------
      Realized gain (loss) on investments..............    (14,985,131)         --    (1,962,144)     (52,159)
   Change in unrealized gain (loss)
      on investments...................................    (40,843,576)         --   (12,102,517)  (5,828,898)
                                                          ------------    --------   -----------   ----------
      Net gain (loss) on investments...................    (55,828,707)         --   (14,064,661)  (5,881,057)
                                                          ------------    --------   -----------   ----------
   Reinvested capital gains............................             --          --            --           --
                                                          ------------    --------   -----------   ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations...........   $(54,883,357)     (1,012)  (14,594,945)  (6,080,775)
                                                          ============    ========   ===========   ==========

                                                            MFSBdFd     MFSEmGro      MFSGrOpp     MFSHiInc
                                                          ----------   ----------   -----------   ----------
Investment activity:
   Reinvested dividends................................    1,228,587           --            --    1,219,428
   Mortality and expense risk charges (note 2).........     (258,558)    (92,343)      (766,043)    (168,182)
                                                          ----------   ----------   -----------   ----------
      Net investment income (loss).....................      970,029      (92,343)     (766,043)   1,051,246
                                                          ----------   ----------   -----------   ----------

   Proceeds from mutual fund shares sold...............    3,413,538    1,716,677    10,767,253    3,606,391
   Cost of mutual fund shares sold.....................   (3,765,594)  (2,563,300)  (19,480,929)  (5,123,787)
                                                          ----------   ----------   -----------   ----------
      Realized gain (loss) on investments..............     (352,056)    (846,623)   (8,713,676)  (1,517,396)
   Change in unrealized gain (loss)
      on investments...................................      783,477   (2,446,363)  (12,771,741)     411,813
                                                          ----------   ----------   -----------   ----------
      Net gain (loss) on investments...................      431,421   (3,292,986)  (21,485,417)  (1,105,583)
                                                          ----------   ----------   -----------   ----------
   Reinvested capital gains............................           --           --            --           --
                                                          ----------   ----------   -----------   ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations...........    1,401,450   (3,385,329)  (22,251,460)     (54,337)
                                                          ==========   ==========   ===========   ==========

                                                            MFSRsrch      MFSMyMkt    MFSStratIncA    MFSTotRe
                                                          -----------   -----------   ------------   ----------
Investment activity:
   Reinvested dividends................................   $        --       422,779        149,181    1,261,448
   Mortality and expense risk charges (note 2).........      (294,302)     (446,345)       (29,175)    (550,111)
                                                          -----------   -----------       --------   ----------
      Net investment income (loss).....................      (294,302)      (23,566)       120,006      711,337
                                                          -----------   -----------       --------   ----------

   Proceeds from mutual fund shares sold...............     4,687,549    10,004,050        420,043    7,043,503
   Cost of mutual fund shares sold.....................    (5,457,832)  (10,004,050)      (430,471)  (7,803,869)
                                                          -----------   -----------       --------   ----------
      Realized gain (loss) on investments..............      (770,283)           --        (10,428)    (760,366)
   Change in unrealized gain (loss)
      on investments...................................    (5,901,820)           --         22,445   (3,009,972)
                                                          -----------   -----------       --------   ----------
      Net gain (loss) on investments...................    (6,672,103)           --         12,017   (3,770,338)
                                                          -----------   -----------       --------   ----------
   Reinvested capital gains............................            --            --             --           --
                                                          -----------   -----------       --------   ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations...........   $(6,966,405)      (23,566)       132,023   (3,059,001)
                                                          ===========   ===========       ========   ==========

See accompanying notes to financial statements.

================================================================================

--------------------------------------------------------------------------------

MFS VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Years Ended December 31, 2002 and 2001

                                                                Total                    GVITMyMkt
                                                     ---------------------------   ---------------------
                                                         2002           2001          2002        2001
                                                     ------------   ------------   ---------   ---------
Investment activity:
   Net investment income (loss)...................   $    945,350      1,550,689      (1,012)     23,384
   Realized gain (loss) on investments............    (14,985,131)      (104,780)         --          --
   Change in unrealized gain (loss)
      on investments..............................    (40,843,576)   (72,410,268)         --          --
   Reinvested capital gains.......................             --      1,320,156          --          --
                                                     ------------   ------------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations...............................    (54,883,357)   (69,644,203)     (1,012)     23,384
                                                     ------------   ------------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3)....................      4,180,522      7,101,495      34,891      33,587
   Transfers between funds........................             --             --      10,781      44,465
   Redemptions (note 3)...........................    (39,329,062)   (49,722,616)   (153,858)    (33,229)
   Annuity benefits...............................       (453,800)      (557,793)         --          --
   Annual contract maintenance charges
      (note 2)....................................       (156,634)      (190,315)     (1,280)     (1,245)
   Contingent deferred sales charges
      (note 2)....................................        (36,627)       (77,900)         --          --
   Adjustments to maintain reserves...............        196,709        (31,509)        (12)     (8,042)
                                                     ------------   ------------   ---------   ---------
         Net equity transactions..................    (35,598,892)   (43,478,638)   (109,478)     35,536
                                                     ------------   ------------   ---------   ---------

Net change in contract owners' equity.............    (90,482,249)  (113,122,841)   (110,490)     58,920
Contract owners' equity beginning
   of period......................................    315,050,016    428,172,857   1,053,226     994,306
                                                     ------------   ------------   ---------   ---------
Contract owners' equity end of period.............   $224,567,767    315,050,016     942,736   1,053,226
                                                     ============   ============   =========   =========

CHANGES IN UNITS:
   Beginning units................................      3,646,510      3,836,642      38,658      37,315
                                                     ------------   ------------   ---------   ---------
   Units purchased................................        157,007        502,178       1,698       1,744
   Units redeemed.................................       (596,533)      (692,310)     (5,719)       (401)
                                                     ------------   ------------   ---------   ---------
   Ending units...................................      3,206,984      3,646,510      34,637      38,658
                                                     ============   ============   =========   =========

                                                             MFSGrStk                    MFSInvTr
                                                     -------------------------   ------------------------
                                                        2002           2001         2002          2001
                                                     -----------   -----------   ----------   -----------
Investment activity:
   Net investment income (loss)...................      (530,284)     (833,563)    (199,718)     (331,508)
   Realized gain (loss) on investments............    (1,962,144)    3,230,852      (52,159)      752,509
   Change in unrealized gain (loss)
      on investments..............................   (12,102,517)  (23,969,670)  (5,828,898)   (7,144,193)
   Reinvested capital gains.......................            --            --           --       265,312
                                                     -----------   -----------   ----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations...............................   (14,594,945)  (21,572,381)  (6,080,775)   (6,457,880)
                                                     -----------   -----------   ----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3)....................       602,355     1,313,727      240,641       231,714
   Transfers between funds........................    (2,713,825)   (4,401,926)    (520,364)     (516,673)
   Redemptions (note 3)...........................    (5,945,167)  (10,515,530)  (3,264,583)   (3,458,538)
   Annuity benefits...............................       (44,558)      (58,353)     (28,873)      (37,768)
   Annual contract maintenance charges
      (note 2)....................................       (21,720)      (27,778)     (10,856)      (13,691)
   Contingent deferred sales charges
      (note 2)....................................        (6,701)      (17,136)      (1,372)       (7,528)
   Adjustments to maintain reserves...............           822        (1,268)      (3,233)          149
                                                     -----------   -----------   ----------   -----------
         Net equity transactions..................    (8,128,794)  (13,708,264)  (3,588,640)   (3,802,335)
                                                     -----------   -----------   ----------   -----------

Net change in contract owners' equity.............   (22,723,739)  (35,280,645)  (9,669,415)  (10,260,215)
Contract owners' equity beginning
   of period......................................    53,261,825    88,542,470   28,344,781    38,604,996
                                                     -----------   -----------   ----------   -----------
Contract owners' equity end of period.............    30,538,086    53,261,825   18,675,366    28,344,781
                                                     ===========   ===========   ==========   ===========

CHANGES IN UNITS:
   Beginning units................................       291,736       361,637      210,439       236,973
                                                     -----------   -----------   ----------   -----------
   Units purchased................................         4,149         6,750        2,073         1,642
   Units redeemed.................................       (59,639)      (76,651)     (32,607)      (28,176)
                                                     -----------   -----------   ----------   -----------
   Ending units...................................       236,246       291,736      179,905       210,439
                                                     ===========   ===========   ==========   ===========

                                                                     (Continued)

MFS VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                                          MFSBdFd                  MFSEmGro
                                                                 ------------------------   -----------------------
                                                                     2002         2001         2002         2001
                                                                 -----------   ----------   ----------   ----------
Investment activity:
   Net investment income (loss)...............................   $   970,029    1,102,450      (92,343)    (157,941)
   Realized gain (loss) on investments........................      (352,056)    (209,537)    (846,623)     (64,888)
   Change in unrealized gain (loss)
      on investments..........................................       783,477      280,254   (2,446,363)  (3,968,701)
   Reinvested capital gains...................................            --           --           --           --
                                                                 -----------   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations...........................................     1,401,450    1,173,167   (3,385,329)  (4,191,530)
                                                                 -----------   ----------   ----------   ----------

Equity transactions:
   Purchase payments received from contract owners (note 3)...       229,620      226,551      164,309      625,422
   Transfers between funds....................................     2,102,430    1,521,202     (573,558)    (445,740)
   Redemptions (note 3).......................................    (2,242,797)  (2,265,388)  (1,013,291)  (1,920,483)
   Annuity benefits...........................................       (77,698)     (78,983)        (923)      (1,724)
   Annual contract maintenance charges (note 2)...............        (8,522)      (8,969)      (5,919)      (8,467)
   Contingent deferred sales charges (note 2).................        (2,376)      (8,476)      (1,686)      (5,664)
   Adjustments to maintain reserves...........................        11,063        8,243         (910)        (267)
                                                                 -----------   ----------   ----------   ----------
         Net equity transactions..............................        11,720     (605,820)  (1,431,978)  (1,756,923)
                                                                 -----------   ----------   ----------   ----------

Net change in contract owners' equity.........................     1,413,170      567,347   (4,817,307)  (5,948,453)
Contract owners' equity beginning of period...................    19,611,555   19,044,208   10,037,731   15,986,184
                                                                 -----------   ----------   ----------   ----------
Contract owners' equity end of period.........................   $21,024,725   19,611,555    5,220,424   10,037,731
                                                                 ===========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units............................................       346,142      356,410      250,544      292,106
                                                                 -----------   ----------   ----------   ----------
   Units purchased............................................         1,615       34,669        5,321       14,932
   Units redeemed.............................................          (531)     (44,937)     (51,386)     (56,494)
                                                                 -----------   ----------   ----------   ----------
   Ending units...............................................       347,226      346,142      204,479      250,544
                                                                 ===========   ==========   ==========   ==========

                                                                          MFSGrOpp                  MFSHiInc
                                                                 -------------------------   -----------------------
                                                                     2002          2001         2002         2001
                                                                 -----------   -----------   ----------   ----------
Investment activity:
   Net investment income (loss)...............................      (766,043)   (1,121,210)   1,051,246    1,379,259
   Realized gain (loss) on investments........................    (8,713,676)   (3,445,527)  (1,517,396)  (1,516,711)
   Change in unrealized gain (loss)
      on investments..........................................   (12,771,741)  (24,700,491)     411,813      195,629
   Reinvested capital gains...................................            --            --           --           --
                                                                 -----------   -----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations...........................................   (22,251,460)  (29,267,228)     (54,337)      58,177
                                                                 -----------   -----------   ----------   ----------

Equity transactions:
   Purchase payments received from contract owners (note 3)...       412,862     1,580,055      970,364      260,443
   Transfers between funds....................................    (1,331,636)   (2,793,682)     193,299      630,789
   Redemptions (note 3).......................................    (7,462,271)  (10,011,073)  (2,675,994)  (2,632,822)
   Annuity benefits...........................................       (93,105)     (122,332)     (45,352)     (64,446)
   Annual contract maintenance charges (note 2)...............       (44,416)      (55,174)      (9,834)     (11,306)
   Contingent deferred sales charges (note 2).................       (11,336)      (14,227)        (953)      (2,017)
   Adjustments to maintain reserves...........................        27,585         8,324      (34,020)      15,682
                                                                 -----------   -----------   ----------   ----------
         Net equity transactions..............................    (8,502,317)  (11,408,109)  (1,602,490)  (1,803,677)
                                                                 -----------   -----------   ----------   ----------

Net change in contract owners' equity.........................   (30,753,777)  (40,675,337)  (1,656,827)  (1,745,500)
Contract owners' equity beginning of period...................    77,064,018   117,739,355   14,234,339   15,979,839
                                                                 -----------   -----------   ----------   ----------
Contract owners' equity end of period.........................    46,310,241    77,064,018   12,577,512   14,234,339
                                                                 ===========   ===========   ==========   ==========

CHANGES IN UNITS:
   Beginning units............................................       508,934       579,491      230,167      258,419
                                                                 -----------   -----------   ----------   ----------
   Units purchased............................................         3,362         7,750       19,142       14,458
   Units redeemed.............................................       (71,605)      (78,307)     (44,020)     (42,710)
                                                                 -----------   -----------   ----------   ----------
   Ending units...............................................       440,691       508,934      205,289      230,167
                                                                 ===========   ===========   ==========   ==========

MFS VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                                          MFSRsrch                   MFSMyMkt
                                                                 --------------------------   -----------------------
                                                                     2002           2001         2002         2001
                                                                 ------------   -----------   ----------   ----------
Investment activity:
   Net investment income (loss)...............................   $   (294,302)     (442,537)     (23,566)     938,786
   Realized gain (loss) on investments........................       (770,283)    1,267,924           --           --
   Change in unrealized gain (loss) on investments............     (5,901,820)  (10,241,847)          --           --
   Reinvested capital gains...................................             --            --           --           --
                                                                 ------------   -----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations...........................................     (6,966,405)   (9,416,460)     (23,566)     938,786
                                                                 ------------   -----------   ----------   ----------

Equity transactions:
   Purchase payments received from contract owners (note 3)...        242,346       395,562      663,840      972,709
   Transfers between funds....................................     (1,060,189)   (1,328,456)   2,899,199    3,608,112
   Redemptions (note 3).......................................     (3,219,981)   (4,203,953)  (7,797,105)  (7,365,548)
   Annuity benefits...........................................        (39,349)      (52,539)     (42,536)     (50,282)
   Annual contract maintenance charges (note 2)...............        (11,379)      (14,734)     (23,926)     (28,315)
   Contingent deferred sales charges (note 2).................         (2,342)       (6,932)      (4,157)      (6,839)
   Adjustments to maintain reserves...........................         (6,670)        5,006      138,373      (31,943)
                                                                 ------------   -----------   ----------   ----------
         Net equity transactions..............................     (4,097,564)   (5,206,046)  (4,166,312)  (2,902,106)
                                                                 ------------   -----------   ----------   ----------

Net change in contract owners' equity.........................    (11,063,969)  (14,622,506)  (4,189,878)  (1,963,320)
Contract owners' equity beginning of period...................     28,546,607    43,169,113   35,798,426   37,761,746
                                                                 ------------   -----------   ----------   ----------
Contract owners' equity end of period.........................   $ 17,482,638    28,546,607   31,608,548   35,798,426
                                                                 ============   ===========   ==========   ==========

CHANGES IN UNITS:
   Beginning units............................................        184,743       216,973      996,598    1,075,619
                                                                 ------------   -----------   ----------   ----------
   Units purchased............................................          1,955         2,482      100,394      129,988
   Units redeemed.............................................        (34,521)      (34,712)    (219,695)    (209,009)
                                                                 ------------   -----------   ----------   ----------
   Ending units...............................................        152,177       184,743      877,297      996,598
                                                                 ============   ===========   ==========   ==========

                                                                      MFSStratIncA               MFSTotRe
                                                                 ---------------------   -----------------------
                                                                    2002        2001        2002         2001
                                                                 ---------   ---------   ----------   ----------
Investment activity:
   Net investment income (loss)...............................     120,006     123,369      711,337      870,200
   Realized gain (loss) on investments........................     (10,428)   (341,203)    (760,366)     221,801
   Change in unrealized gain (loss)
      on investments..........................................      22,445     251,140   (3,009,972)  (3,112,389)
   Reinvested capital gains...................................          --          --           --    1,054,844
                                                                 ---------   ---------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations...........................................     132,023      33,306   (3,059,001)    (965,544)
                                                                 ---------   ---------   ----------   ----------

Equity transactions:
   Purchase payments received from contract owners (note 3)...      19,700      31,992      599,594    1,429,733
   Transfers between funds....................................      17,626      43,439      976,237    3,638,470
   Redemptions (note 3).......................................    (321,009)   (279,560)  (5,233,006)  (7,036,492)
   Annuity benefits...........................................      (5,052)     (3,636)     (76,354)     (87,730)
   Annual contract maintenance charges (note 2)...............      (1,817)     (1,892)     (16,965)     (18,744)
   Contingent deferred sales charges (note 2).................        (441)       (243)      (5,263)      (8,838)
   Adjustments to maintain reserves                                 35,723     (39,200)      27,988       11,807
                                                                 ---------   ---------   ----------   ----------
         Net equity transactions..............................    (255,270)   (249,100)  (3,727,769)  (2,071,794)
                                                                 ---------   ---------   ----------   ----------

Net change in contract owners' equity.........................    (123,247)   (215,794)  (6,786,770)  (3,037,338)
Contract owners' equity beginning of period...................   2,378,252   2,594,046   44,719,256   47,756,594
                                                                 ---------   ---------   ----------   ----------
Contract owners' equity end of period.........................   2,255,005   2,378,252   37,932,486   44,719,256
                                                                 =========   =========   ==========   ==========

CHANGES IN UNITS:
   Beginning units............................................     235,007      51,947      353,542      369,752
                                                                 ---------   ---------   ----------   ----------
   Units purchased............................................       3,668     246,023       13,631       41,740
   Units redeemed.............................................     (31,546)    (62,963)     (45,265)     (57,950)
                                                                 ---------   ---------   ----------   ----------
   Ending units...............................................     207,129    235,007      321,908      353,542
                                                                 =========   =========   ==========   ==========

See accompanying notes to financial statements.

================================================================================

--------------------------------------------------------------------------------

                              MFS VARIABLE ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS

                           December 31, 2002 and 2001

(1) Summary of Significant Accounting Policies

     (a) Organization and Nature of Operations

          MFS Variable Account (the Account) was established by resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on March 3, 1976. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through Massachusetts Financial Services. Presently, the contracts are not actively marketed.

     (b) The Contracts

          Prior to February 12, 1979, the contracts purchased provided for a front-end sales charge and certain other fees. Beginning February 12, 1979, only contracts (Spectrum) without a front-end sales charge but with a contingent deferred sales charge and certain other fees were offered for purchase. See note 2 for a discussion of contract expenses.

          With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following funds:

               Portfolio of the Gartmore Variable Insurance Trust (Gartmore
               GVIT) (formerly Nationwide(R) Separate Account Trust) (managed for a fee by an affiliated investment advisor);
                  Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)

               Massachusetts Investors Growth Stock Fund - Class A (MFSGrStk)

               Massachusetts Investors Trust - Class A (MFSInvTr)

               MFS(R) Bond Fund - Class A (MFSBdFd)

               MFS(R) Emerging Growth Fund - Class A (MFSEmGro)

               MFS(R) Global Governments Fund - Class A (MFSGlGvt) (formerly MFS World Governments Fund)*

               MFS(R) Growth Opportunities Fund - Class A (MFSGrOpp)

               MFS(R) High Income Fund - Class A (MFSHiInc)

               MFS(R) Research Fund - Class A (MFSRsrch)

               MFS(R) Series Trust IV - MFS(R) Money Market Fund (MFSMyMkt)

               MFS(R) Strategic Income Fund - Class A (MFSStratIncA)

               MFS(R) Total Return Fund - Class A (MFSTotRe)

               *At December 31, 2002, contract owners have not invested in this fund.

          The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c) Security Valuation, Transactions and Related Investment Income

          The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2002. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

          The Internal Revenue Service issued Rev. Rul. 81-225 on September 25, 1981 and IR-82-19 on February 3, 1982. The effect of Rev. Rul. 81-225 was to treat non-tax qualified contract holders, who purchased contracts or made purchase payments after December 31, 1980, as the owners of the underlying mutual fund shares for Federal income tax purposes. However, for 1981, IR-82-19 did provide limited relief from the ruling. Therefore, the Company maintained a capital gain reserve liability, for all realized and unrealized capital gains existing on or before December 31, 1981.

          During 1982 and most of 1983, the Company continued to maintain contract values which reflected a capital gain reserve liability for those contracts and contract values affected by Rev. Rul. 81-225. On December 16, 1983, the Company adjusted the affected (81-225) contract values in order to treat the respective contract owners as the owners of the underlying shares for Federal income tax purposes, as intended by the ruling. As a result of this adjustment, contract owners' equity was restored with amounts previously deducted to maintain the capital gain reserve liability.

          Because of the aforementioned, the Company no longer provides for income taxes within the Account. Presently, taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f) Calculation of Annuity Reserves

          Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2) Expenses

     Net purchase payments received on contracts issued before February 12, 1979 represent gross contributions by the contract owners less a charge of 7.75% by the Company to cover sales expenses. The Company does not deduct a sales charge from purchase payments made for contracts issued beginning February 12, 1979. However, if any part of the contract value of such contracts is surrendered the Company will, with certain exceptions, deduct from the owners' contract value a contingent deferred sales charge equal to 5% of the lesser of the total of all purchase payments made within 96 months prior to the date of the request for surrender, or the amount surrendered. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

                                                                     (continued)

                              MFS VARIABLE ACCOUNT
                     NOTES TO FINANCIAL STATEMENTS, Continued

     The following contract charges are deducted by the Company on each contract (Non-Spectrum) issued prior to February 12, 1979:(a) a contract issue charge of $15 assessed against the initial purchase payment and a $15 annual contract maintenance charge assessed against each contract by surrendering units; and (b) a charge for mortality and expense risk assessed through the daily unit value calculation equal to an annual rate of 0.80% and 0.20%, respectively. Contract charges on contracts (Spectrum) issued beginning February 12, 1979 include:(a) an annual contract maintenance charge of $30 which is satisfied by surrendering units; and (b) a charge for mortality and expense risk assessed through the daily unit value calculation equal to an annual rate of 0.80% and 0.50%, respectively.

     The following table provides mortality and expense risk charges by product rates for the year ended December 31, 2002:

                               Total       GVITMyMkt   MFSGrStk   MFSInvTr    MFSBdFd
                             ----------    ---------   --------   --------   --------
     Non-Spectrum........    $      975          --          18         --         37
     Spectrum............     3,447,325      13,033     530,266    299,924    258,521
                             ----------      ------     -------    -------    -------
        Totals...........    $3,448,300      13,033     530,284    299,924    258,558
                             ==========      ======     =======    =======    =======

                              MFSEmGro      MFSGrOpp   MFSHiInc   MFSRsrch   MFSMyMkt
                             ----------    ---------   --------   --------   --------
     Non-Spectrum........      $    --          443         143         --        334
     Spectrum............       92,343      765,600     168,039    294,302    446,011
                               -------      -------     -------    -------    -------
        Totals...........      $92,343      766,043     168,182    294,302    446,345
                               =======      =======     =======    =======    =======

                            MFSStratIncA    MFSTotRe
                            ------------   ---------
     Spectrum............      $29,175      550,111
                               -------      -------
        Totals...........      $29,175      550,111
                               =======      =======

(3) Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2002 and 2001, total transfers to the Account from the fixed account were $1,396,834 and $2,206,530, respectively, and total transfers from the Account to the fixed account were $4,145,518 and $2,665,746, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners' Equity.

(4) Financial Highlights

     The following is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of the end of the period indicated, and the contract expense rate, investment income ratio and total return for each period in the five year period ended December 31, 2002.

                                                      Contract                                            Investment
                                                      Expense                 Unit          Contract        Income       Total
                                                       Rate*      Units    Fair Value    Owners' Equity     Ratio**    Return***
                                                      --------   -------   -----------   --------------   ----------   ---------
Gartmore GVIT Money Market Fund - Class I
   Tax qualified spectrum
      2002 ........................................     1.30%     13,005   $ 27.206606    $   353,831        1.20%       -0.10%
      2001 ........................................     1.30%     17,171     27.235006        467,652        3.59%        2.25%
      2000 ........................................     1.30%     16,534     26.635917        440,398        7.15%        4.66%
      1999 ........................................     1.30%     20,531     25.451018        522,535        4.69%        3.49%
      1998 ........................................     1.30%     32,830     24.593912        807,418        5.17%        3.90%
   Non-tax qualified spectrum
      2002 ........................................     1.30%     21,632     27.224300        588,905        1.20%       -0.10%
      2001 ........................................     1.30%     21,487     27.252720        585,579        3.59%        2.25%
      2000 ........................................     1.30%     20,782     26.653239        553,908        7.15%        4.66%
      1999 ........................................     1.30%     22,201     25.467570        565,406        4.69%        3.49%
      1998 ........................................     1.30%     22,624     24.609906        556,775        5.17%        3.90%

Massachusetts Investors Growth Stock Fund - Class A
   Non-tax qualified
      2001 ........................................     1.00%         22    180.760000          3,977        0.00%      -25.55%
      2000 ........................................     1.00%        283    242.802557         68,713        0.00%       -8.15%
      1999 ........................................     1.00%        706    264.338201        186,623        0.00%       37.37%
      1998 ........................................     1.00%        825    192.429178        158,754        0.04%       38.60%
   Tax qualified spectrum
      2002 ........................................     1.30%    180,310    133.156467     24,009,491        0.00%      -29.33%
      2001 ........................................     1.30%    219,673    188.412415     41,389,120        0.00%      -25.78%
      2000 ........................................     1.30%    264,430    253.861108     67,128,493        0.00%       -8.42%
      1999 ........................................     1.30%    281,457    277.213327     78,023,631        0.00%       36.95%
      1998 ........................................     1.30%    280,157    202.414393     56,707,809        0.04%       38.18%
   Non-tax qualified spectrum
      2002 ........................................     1.30%     52,391    112.990059      5,919,696        0.00%      -29.33%
      2001 ........................................     1.30%     68,068    159.877572     10,882,547        0.00%      -25.78%
      2000 ........................................     1.30%     92,890    215.414123     20,009,818        0.00%       -8.42%
      1999 ........................................     1.30%     98,328    235.229678     23,129,664        0.00%       36.95%
      1998 ........................................     1.30%     95,701    171.758959     16,437,504        0.04%       38.18%
   Non-tax qualified spectrum (81-225)
      2002 ........................................     1.30%      3,545    123.088104        436,334        0.00%      -29.33%
      2001 ........................................     1.30%      3,973    174.165990        691,961        0.00%      -25.78%
      2000 ........................................     1.30%      4,035    234.665902        946,877        0.00%       -8.42%
      1999 ........................................     1.30%      3,994    256.252391      1,023,472        0.00%       36.95%
      1998 ........................................     1.30%      3,999    187.109241        748,250        0.04%       38.18%

Massachusetts Investors Trust - Class A
   Non-tax qualified
      1999 ........................................     1.00%        289    199.617423         57,689        0.48%        5.89%
      1998 ........................................     1.00%        289    188.520679         54,482        0.83%       21.72%

                                                                     (Continued)

                              MFS VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                      Contract                                            Investment
                                                      Expense                 Unit          Contract        Income       Total
                                                       Rate*      Units    Fair Value    Owners' Equity     Ratio**    Return***
                                                      --------   -------   -----------   --------------   ----------   ---------
   Tax qualified spectrum
      2002 ........................................     1.30%    138,578    105.314003     14,594,166        0.43%      -23.02%
      2001 ........................................     1.30%    159,971    136.800938     21,884,183        0.26%      -17.34%
      2000 ........................................     1.30%    181,190    165.490844     29,985,286        0.16%       -1.63%
      1999 ........................................     1.30%    235,642    168.230713     39,642,222        0.48%        5.57%
      1998 ........................................     1.30%    278,446    159.361559     44,373,589        0.83%       21.35%
   Non-tax qualified spectrum
      2002 ........................................     1.30%     40,635     94.491963      3,839,676        0.43%      -23.02%
      2001 ........................................     1.30%     49,525    122.743311      6,078,862        0.26%      -17.34%
      2000 ........................................     1.30%     54,802    148.485046      8,137,277        0.16%       -1.63%
      1999 ........................................     1.30%     63,779    150.943364      9,627,017        0.48%        5.57%
      1998 ........................................     1.30%     83,119    142.985600     11,884,820        0.83%       21.35%
   Non-tax qualified spectrum (81-225)
      2002 ........................................     1.30%        692    100.388345         69,477        0.43%      -23.02%
      2001 ........................................     1.30%        943    130.402601        122,970        0.26%      -17.34%
      2000 ........................................     1.30%        981    157.750647        154,753        0.16%       -1.63%
      1999 ........................................     1.30%        982    160.362369        157,476        0.48%        5.57%
      1998 ........................................     1.30%      1,004    151.908034        152,516        0.83%       21.35%

MFS(R) Bond Fund - Class A
   Non-tax qualified
      2002 ........................................     1.00%         55     71.008550          3,906        6.05%        7.56%
      2001 ........................................     1.00%         55     66.019681          3,631        7.15%        6.69%
      2000 ........................................     1.00%         55     61.878057          3,403        7.22%        7.69%
      1999 ........................................     1.00%         56     57.457644          3,218        6.86%       -2.95%
      1998 ........................................     1.00%        342     59.205904         20,248        6.51%        3.43%
   Tax qualified spectrum
      2002 ........................................     1.30%    236,695     59.802655     14,154,979        6.05%        7.23%
      2001 ........................................     1.30%    231,830     55.770083     12,929,178        7.15%        6.37%
      2000 ........................................     1.30%    236,802     52.431142     12,415,799        7.22%        7.37%
      1999 ........................................     1.30%    296,161     48.832757     14,462,358        6.86%       -3.25%
      1998 ........................................     1.30%    402,734     50.471558     20,326,612        6.51%        3.12%
   Non-tax qualified spectrum
      2002 ........................................     1.30%    109,698     59.753787      6,554,865        6.05%        7.23%
      2001 ........................................     1.30%    113,477     55.724510      6,323,450        7.15%        6.37%
      2000 ........................................     1.30%    118,772     52.388302      6,222,263        7.22%        7.37%
      1999 ........................................     1.30%    124,805     48.792845      6,089,591        6.86%       -3.25%
      1998 ........................................     1.30%    144,138     50.430297      7,268,922        6.51%        3.12%
   Non-tax qualified spectrum (81-225)
      2002 ........................................     1.30%        778     59.987449         46,661        6.05%        7.23%
      2001 ........................................     1.30%        780     55.942416         43,635        7.15%        6.37%
      2000 ........................................     1.30%        782     52.593159         41,128        7.22%        7.37%
      1999 ........................................     1.30%        784     48.983649         38,403        6.86%       -3.25%
      1998 ........................................     1.30%        786     50.627514         39,793        6.51%        3.12%

                                                      Contract                                           Investment
                                                       Expense                Unit        Contract        Income        Total
                                                        Rate*     Units    Fair Value   Owners' Equity     Ratio**     Return***
                                                      --------   -------   ----------   --------------   ----------   ----------
MFS(R) Emerging Growth Fund - Class A
      2002 ........................................     1.30%    204,479    25.518193       5,217,931       0.00%       -36.27%
      2001 ........................................     1.30%    250,544    40.042529      10,032,416       0.00%       -26.79%
      2000 ........................................     1.30%    292,106    54.694222      15,976,510       0.00%       -26.35%
      1999 ........................................     1.30%    276,955    74.260820      20,566,905       0.00%        48.13%
      1998 ........................................     1.30%    321,248    50.131190      16,104,544       0.00%        22.87%

MFS(R) Growth Opportunities Fund - Class A
   Non-tax qualified
      2001 ........................................     1.00%        553   167.912098          92,855       0.04%       -25.43%
      2000 ........................................     1.00%        902   225.168447         203,102       0.17%       -12.18%
      1999 ........................................     1.00%      1,102   256.397950         282,551       0.00%        31.50%
      1998 ........................................     1.00%        830   194.984157         161,837       0.00%        27.88%
   Tax qualified spectrum
      2002 ........................................     1.30%    357,744   106.788389      38,202,886       0.00%       -30.57%
      2001 ........................................     1.30%    415,059   153.801454      63,836,678       0.04%       -25.66%
      2000 ........................................     1.30%    466,347   206.878418      96,477,130       0.17%       -12.44%
      1999 ........................................     1.30%    540,025   236.283783     127,599,150       0.00%        31.10%
      1998 ........................................     1.30%    633,469   180.233377     114,172,257       0.00%        27.49%
   Non-tax qualified spectrum
      2002 ........................................     1.30%     74,878    90.710639       6,792,265       0.00%       -30.57%
      2001 ........................................     1.30%     84,891   130.645556      11,090,632       0.04%       -25.66%
      2000 ........................................     1.30%    103,204   175.731410      18,136,184       0.17%       -12.44%
      1999 ........................................     1.30%    114,789   200.709590      23,039,253       0.00%        31.10%
      1998 ........................................     1.30%    152,136   153.097965      23,291,712       0.00%        27.49%
   Non-tax qualified spectrum (81-225)
      2002 ........................................     1.30%      8,069   100.088979         807,623       0.00%       -30.57%
      2001 ........................................     1.30%      8,431   144.152668       1,215,351       0.04%       -25.66%
      2000 ........................................     1.30%      9,038   193.899831       1,752,467       0.17%       -12.44%
      1999 ........................................     1.30%      9,598   221.460448       2,125,577       0.00%        31.10%
      1998 ........................................     1.30%     11,929   168.926385       2,015,123       0.00%        27.49%

MFS(R) High Income Fund - Class A
   Non-tax qualified
      2002 ........................................     1.00%        202    70.239841          14,177       9.10%        -0.24%
      2001 ........................................     1.00%        215    70.410701          15,138      10.68%         0.23%
      2000 ........................................     1.00%        217    70.251451          15,245      10.36%        -7.97%
      1999 ........................................     1.00%        217    76.334509          16,565       9.82%         5.93%
      1998 ........................................     1.00%        217    72.060325          15,637       9.11%         0.02%
   Tax qualified spectrum
      2002 ........................................     1.30%    132,416    60.463553       8,006,332       9.10%        -0.54%
      2001 ........................................     1.30%    148,159    60.794859       9,007,306      10.68%        -0.08%
      2000 ........................................     1.30%    166,438    60.842736      10,126,543      10.36%        -8.25%
      1999 ........................................     1.30%    214,222    66.310941      14,205,262       9.82%         5.61%
      1998 ........................................     1.30%    279,479    62.788270      17,548,003       9.11%        -0.28%

                                                                     (Continued)

                              MFS VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                      Contract                                           Investment
                                                       Expense                Unit        Contract        Income        Total
                                                        Rate*     Units    Fair Value   Owners' Equity     Ratio**     Return***
                                                      --------   -------   ----------   --------------   ----------   ----------
   Non-tax qualified spectrum
      2002 ........................................     1.30%     69,447    59.546260       4,135,326       9.10%        -0.54%
      2001 ........................................     1.30%     78,180    59.872541       4,680,835      10.68%        -0.08%
      2000 ........................................     1.30%     88,149    59.919692       5,281,861      10.36%        -8.25%
      1999 ........................................     1.30%     91,528    65.304939       5,977,230       9.82%         5.61%
      1998 ........................................     1.30%    119,105    61.835712       7,364,942       9.11%        -0.28%
   Non-tax qualified spectrum (81-225)
      2002 ........................................     1.30%      3,224    60.463553         194,934       9.10%        -0.54%
      2001 ........................................     1.30%      3,613    60.794859         219,652      10.68%        -0.08%
      2000 ........................................     1.30%      3,616    60.842736         220,007      10.36%        -8.25%
      1999 ........................................     1.30%      4,190    66.310941         277,843       9.82%         5.61%
      1998 ........................................     1.30%      4,449    62.788270         279,345       9.11%        -0.28%

MFS(R) Research Fund - Class A
   Non-tax qualified
      1999 ........................................     1.00%        434   221.469939          96,118       0.00%        22.58%
      1998 ........................................     1.00%        390   180.672640          70,462       0.00%        21.69%
   Tax qualified spectrum
      2002 ........................................     1.30%    115,965   117.191770      13,590,178       0.00%       -25.77%
      2001 ........................................     1.30%    138,718   157.870166      21,899,434       0.00%       -22.63%
      2000 ........................................     1.30%    159,948   204.041714      32,636,064       0.00%        -5.85%
      1999 ........................................     1.30%    186,365   216.708566      40,386,892       0.00%        22.21%
      1998 ........................................     1.30%    225,728   177.325237      40,027,271       0.00%        21.33%
   Non-tax qualified spectrum
      2002 ........................................     1.30%     35,313   102.398579       3,616,041       0.00%       -25.77%
      2001 ........................................     1.30%     45,125   137.942100       6,224,637       0.00%       -22.63%
      2000 ........................................     1.30%     56,126   178.285383      10,006,445       0.00%        -5.85%
      1999 ........................................     1.30%     62,991   189.353287      11,927,553       0.00%        22.21%
      1998 ........................................     1.30%     81,260   154.941343      12,590,534       0.00%        21.33%
   Non-tax qualified spectrum (81-225)
      2002 ........................................     1.30%        899   115.823840         104,082       0.00%       -25.77%
      2001 ........................................     1.30%        900   156.027411         140,425       0.00%       -22.63%
      2000 ........................................     1.30%        900   201.660027         181,494       0.00%        -5.85%
      1999 ........................................     1.30%      1,216   214.179022         260,442       0.00%        22.21%
      1998 ........................................     1.30%      1,280   175.255390         224,327       0.00%        21.33%

MFS(R) Series Trust IV - MFS(R) Money Market Fund
   Non-tax qualified
      2002 ........................................     1.00%     19,378    42.496034         823,496       1.26%         0.23%
      2001 ........................................     1.00%      1,494    42.398388          63,343       3.95%         2.67%
      2000 ........................................     1.00%      1,494    41.297513          61,698       5.68%         4.85%
      1999 ........................................     1.00%      1,494    39.388969          58,847       4.57%         3.63%
      1998 ........................................     1.00%      6,827    38.008785         259,486       4.96%         3.91%

                                                     Contract                                         Investment
                                                     Expense                 Unit        Contract       Income      Total
                                                      Rate*      Units    Fair Value  Owners' Equity   Ratio**    Return***
                                                     --------  ---------  ----------  --------------  ----------  ---------
   Tax qualified spectrum
      2002 ........................................    1.30%     599,111   35.586978    21,320,566      1.26%       -0.07%
      2001 ........................................    1.30%     617,345   35.613125    21,985,585      3.95%        2.35%
      2000 ........................................    1.30%     698,413   34.794442    24,300,891      5.68%        4.53%
      1999 ........................................    1.30%     836,061   33.286752    27,829,755      4.57%        3.32%
      1998 ........................................    1.30%   1,006,298   32.218020    32,420,929      4.96%        3.59%
   Non-tax qualified spectrum
      2002 ........................................    1.30%     258,808   35.611705     9,216,599      1.26%       -0.07%
      2001 ........................................    1.30%     377,759   35.637871    13,462,527      3.95%        2.35%
      2000 ........................................    1.30%     375,712   34.818619    13,081,773      5.68%        4.53%
      1999 ........................................    1.30%     499,340   33.309883    16,632,957      4.57%        3.32%
      1998 ........................................    1.30%     568,052   32.240409    18,314,229      4.96%        3.59%

MFS(R) Strategic Income Fund - Class A
      2002 ........................................    1.30%     207,129   10.725862     2,221,640      6.44%        5.99%
      2001 ........................................    1.30%     235,007   10.119915     2,378,250      3.12%        1.20% 07/20/01
   Tax qualified spectrum
      2000 ........................................    1.30%      44,427   49.344888     2,192,245      0.00%        0.07%
      1999 ........................................    1.30%      63,386   49.309941     3,125,560      6.17%       -4.76%
      1998 ........................................    1.30%      85,861   51.773614     4,445,334      5.50%        2.79%
   Non-tax qualified spectrum
      2000 ........................................    1.30%       7,210   48.108072       346,859      0.00%        0.07%
      1999 ........................................    1.30%       8,381   48.073994       402,908      6.17%       -4.76%
      1998 ........................................    1.30%      16,423   50.475906       828,966      5.50%        2.79%
   Non-tax qualified spectrum (81-225)
      2000 ........................................    1.30%         310   49.268187        15,273      0.00%        0.07%
      1999 ........................................    1.30%         367   49.233289        18,069      6.17%       -4.76%
      1998 ........................................    1.30%         709   51.693122        36,650      5.50%        2.79%

MFS(R) Total Return Fund - Class A
   Non-tax qualified
      1998 ........................................    1.00%         146  117.432831        17,145      3.70%       10.50%
   Tax qualified spectrum
      2002 ........................................    1.30%     232,989  118.061756    27,507,046      3.06%       -6.79%
      2001 ........................................    1.30%     256,837  126.662587    32,531,639      3.23%       -1.92%
      2000 ........................................    1.30%     271,352  129.147223    35,044,357      3.14%       17.49%
      1999 ........................................    1.30%     359,370  109.920643    39,502,181      3.29%        0.95%
      1998 ........................................    1.30%     465,417  108.882919    50,675,962      3.70%       10.17%
   Non-tax qualified spectrum
      2002 ........................................    1.30%      88,603  114.279844    10,125,508      3.06%       -6.79%
      2001 ........................................    1.30%      96,073  122.605160    11,779,046      3.23%       -1.92%
      2000 ........................................    1.30%      97,604  125.010205    12,201,496      3.14%       17.49%
      1999 ........................................    1.30%     109,211  106.399516    11,619,998      3.29%        0.95%
      1998 ........................................    1.30%     127,066  105.395033    13,392,125      3.70%       10.17%

                                                                     (Continued)

                              MFS VARIABLE ACCOUNT

                                                     Contract                                             Investment
                                                     Expense                   Unit        Contract        Income       Total
                                                       Rate*      Units     Fair Value   Owners' Equity     Ratio**     Return***
                                                     --------   ---------   ----------   --------------   ----------   ---------
Non-tax qualified spectrum (81-225)
   2002 ..........................................     1.30%         316    116.913171           36,935       3.06%       -6.79%
   2001 ..........................................     1.30%         632    125.430326           79,272       3.23%       -1.92%
   2000 ..........................................     1.30%         797    127.890790          101,929       3.14%       17.49%
   1999 ..........................................     1.30%       1,014    108.851257          110,375       3.29%        0.95%
   1998 ..........................................     1.30%       1,118    107.823630          120,547       3.70%       10.17%
                                                                                           ------------

2002 Reserves for annuity contracts in payout phase: .................................        2,062,215
                                                                                           ------------
2002 Contract owners' equity..........................................................     $224,567,767
                                                                                           ============

2001 Reserves for annuity contracts in payout phase:..................................        2,908,250
                                                                                           ------------
2001 Contract owners' equity..........................................................     $315,050,016
                                                                                           ============

2000 Reserves for annuity contracts in payout phase:..................................        3,705,168
                                                                                           ------------
2000 Contract owners' equity..........................................................     $428,172,857
                                                                                           ============

1999 Reserves for annuity contracts in payout phase:..................................        4,387,688
                                                                                           ------------
1999 Contract owners' equity..........................................................     $523,978,984
                                                                                           ============

1998 Reserves for annuity contracts in payout phase:..................................        4,083,878
                                                                                           ------------
1998 Contract owners' equity..........................................................     $517,998,737
                                                                                           ============

* This represents the annualized contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.

================================================================================

================================================================================

                           Independent Auditors' Report

The Board of Directors of Nationwide Life Insurance Company and
   Contract Owners of MFS Variable Account:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of MFS Variable Account (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2002, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2002, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 20, 2003

================================================================================

NATIONWIDE LIFE INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA . COLUMBUS, OHIO 43215-2220

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                                                                  Permit No. 521

Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company